Net Defined Benefit Liabilities - Summary of the Fair Value of Plan Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Details Of Fair Value Of Plan Assets [Abstract]
Cash and due from financial institutions	₩ 2,441,324	₩ 2,299,500
Derivative instruments	3,427	1,930
Investment fund	2,328	1,523
Total	2,447,079	2,302,953
Assets quoted in an active market
Details Of Fair Value Of Plan Assets [Abstract]
Cash and due from financial institutions	0	0
Derivative instruments	0	0
Investment fund	0	0
Total	0	0
Assets not quoted in an active market
Details Of Fair Value Of Plan Assets [Abstract]
Cash and due from financial institutions	2,441,324	2,299,500
Derivative instruments	3,427	1,930
Investment fund	2,328	1,523
Total	₩ 2,447,079	₩ 2,302,953